Pension and Postretirement Benefits: Schedule of results of sensitivity analysis of PBO (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of results of sensitivity analysis of PBO:
Schedule of results of sensitivity analysis of PBO

Change in PBO as of December 31, 2011 % from the “Base Case” PBO
Discount rate of 1% p.a. lower than “base case”	6.8%
Salary growth of 1% p.a. higher than “base case”	2.3%
Staff turnover rate plus 3% p.p. for all ages	(6.9)%